Loss per share	6 Months Ended
Jun. 30, 2026
Loss Per Share
Loss per share

4.	Loss per share

Basic loss per share amounts are calculated by dividing the net loss for the period from continuing operations, attributable to ordinary equity holders of the parent company, by the weighted average number of ordinary shares outstanding during the period. As the Group made a loss for the period the diluted loss per share is equal to the basic loss per share.

	Six months ended June 30, 2026 unaudited £’000	Six months ended June 30, 2025 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(1,842)	(3,806)
Denominator
Weighted average number of ordinary shares used in basic EPS	373,230,692,484	25,267,266,823

Basic and diluted loss per share:	£(0.000005)	£(0.0002)